Securities - Proceeds from Sales of Securities, Gross Realized Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments Debt And Equity Securities [Abstract]
Sale proceeds	$ 953	$ 4,349	$ 0
Gross realized gains	0	18	0
Gross realized losses	0	0	0
Gains (losses) from securities called or settled by the issuer	$ 12	$ 1	$ (18)